Share-based Awards - Summary of Changes in Share Options Granted by the Company (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Number of share options
Outstanding, Beginning balance	22,298,757	17,395,740	17,395,740
Granted		4,963,017
Forfeited	(539,500)	(494,780)
Exercised	(1,735,060)
Outstanding, Ending Balance	20,024,197	21,863,977	22,298,757
Exercisable as of June 30, 2020	13,369,429
Weighted average exercise price
Outstanding, Beginning balance	$ 0.54	$ 0.52	$ 0.52
Granted		0.55
Forfeited	0.61	0.70
Option exercise price	0.52
Outstanding, Ending Balance	0.54	$ 0.52	$ 0.54
Exercisable as of June 30, 2020	$ 0.50
Aggregate intrinsic value
Outstanding, Beginning balance	$ 57,082,970	$ 52,951,848	$ 52,951,848
Granted		6,804,764
Forfeited	(1,277,918)	(1,256,956)
Exercised	(5,409,518)
Outstanding, Ending Balance	50,395,534	$ 58,499,656	$ 57,082,970
Exercisable as of June 30, 2020	$ 36,556,152